Interests in Structured Entities - Schedule of Securitized Holdings by the Type and Asset Quality (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	CAD 3,576	CAD 3,513
AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2,503	2,269
AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	401	393
A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	504	592
BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	142	221
BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	26	CAD 38
CMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,418
CMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,390
CMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	16
CMBS [Member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	12
RMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	45
RMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	45
ABS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	2,113
ABS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,068
ABS [Member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	401
ABS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	488
ABS [Member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	142
ABS [Member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	CAD 14